Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of income / (loss) before income taxes by jurisdiction

Income / (Loss)	12 months ended December 31,
USD’000	2025	2024	2023
Switzerland	(23,248)	(18,571)	(18,766)
Foreign	(14,963)	(10,286)	3,547
Loss before income tax	(38,211)	(28,857)	(15,219)

Schedule of income tax income/ (expense) before income taxes by jurisdiction

	12 months ended December 31,
USD’000	2025	2024	2023
Current
Switzerland	—	—	—
Foreign	163	(3,086)	(230)

Deferred
Switzerland	—	—	—
Foreign	—	—	—
Income tax (expense) / income	163	(3,086)	(230)

Schedule of reconciliation of income tax recovery / (expense) at the Swiss Federal statutory income tax rate

12 months ended
December 31,
USD’000	2025
Net loss before income tax	(38,211)
Swiss Federal statutory tax rate	3,248
State and local income taxes (Geneva), net of federal income tax effect	—
Foreign tax effects
France
State income taxes, net of federal income tax effect	(1,087)
Changes in tax loss carryforwards from acquisition	3,531
Change in loss carryforwards in relation to the debt remission	105
Changes in tax loss carryforwards	4,161
Permanent Difference in relation to stock-based compensation	37
Changes in valuation allowances	(7,883)
Amortization of deferred tax liabilities from acquisition	171
Other	(22)
Effect of changes in tax laws or rates enacted in the current period	—
Effect of cross-border tax laws	—
Tax credits
Changes in tax loss carryforwards	1,630
State income taxes, net of federal income tax effect	(1,976)
Changes in valuation allowances	(1,671)
Nontaxable or nondeductible items
Permanent Difference in relation to stock-based compensation	257
Changes in unrecognized tax benefits	—
Other	(337)
Income tax (expense) / recovery	163

	12 months ended December 31,
USD’000	2024	2023
Net income / (loss) before income tax	(28,857)	(15,219)
Statutory tax rate	14.7%	14%
Expected income tax (expense) / recovery	4,242	2,131
Change in tax loss carryforwards	5,469	2,778
Change in loss carryforwards in relation to the debt remission of SEALSQ France SAS	(52)	(514)
Change in valuation allowance	(8,656)	(2,682)
Permanent difference in relation to stock-based compensation	(21)	2
Foreign tax effects	(1,521)	509
Nontaxable or nondeductible items	(2,730)	(2,759)
Other	183	305
Income tax (expense) / recovery	(3,086)	(230)

Schedule of deferred income tax assets/ (liabilities) by jurisdiction

	12 months ended December 31,
USD’000	2025	2024
Switzerland	—	—
Foreign	(4,367)	—
Deferred income tax assets / (liabilities)	(4,367)	—

	As at December 31,	As at December 31,
USD’000	2025	2024
Defined benefit accrual	745	502
Tax loss carryforwards	38,481	29,006
Add back loss carryforwards used for the debt remission by SEALSQ France SAS	881	776
Valuation allowance	(40,107)	(30,284)
Deferred tax liability from acquisition	(4,367)	—
Deferred income tax assets / (liabilities)	(4,367)	—

Summary of operating loss-carryforward

Operating loss-carryforward as of December 31, 2025

USD’000	USA	Switzerland	Spain	France	UK	Germany	India	Vietnam	Japan	Total
2026	—	5,873	—	—	—	—	—	—	—	5,873
2027	—	24,422	—	—	—	—	—	3	—	24,425
2028	—	30,089	—	—	—	—	—	4	—	30,093
2029	—	67,613	—	—	—	—	—	3	—	67,616
2030	—	24,868	—	—	—	—	—	4	—	24,872
2031	—	22,654	—	—	—	—	9	—	—	22,663
2032	—	22,596	—	—	—	—	77	—	—	22,673
2033	—	—	—	—	—	—	—	—	—	—
2034	—	—	—	—	—	—	—	—	—	—
2035	89	—	—	—	—	—	—	—	—	89
2036	—	—	—	—	—	—	—	—	—	—
2037	159	—	—	—	—	—	—	—	—	159
2038	—	—	—	—	—	—	—	—	—	—
2039	220	—	—	—	—	—	—	—	—	220
2040	90	—	—	—	—	—	—	—	—	90
2041	1	—	—	—	—	—	—	—	—	1
2042	45	—	—	—	—	—	—	—	—	45
2043	—	—	—	—	—	—	—	—	—	—
2044	18	—	—	—	—	—	—	—	—	18
2045	59	—	—	—	—	—	—	—	—	59
No expiry	n/a	n/a	4,170	54,521	10	7	n/a	n/a	9	58,717
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	681	198,115	4,170	54,521	10	7	86	14	9	257,613

Summary of tax years remain subject to examination by tax authorities

Significant jurisdictions	Open years
Switzerland	2024 - 2025
USA	2025
France	2022 – 2025
Spain	2022 – 2025
Japan	2025
Taiwan	2025
India	2025
Germany	2025
UK	2021 - 2025
Vietnam	2025